Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

Registration File No.: 333-200831

BAILLIE GIFFORD FUNDS

Baillie Gifford China A Shares Growth Fund

Baillie Gifford Developed EAFE All Cap Fund

Baillie Gifford EAFE Plus All Cap Fund

Baillie Gifford Global Stewardship Equities Fund

Baillie Gifford International Alpha Fund

Baillie Gifford International Concentrated Growth Equities Fund

(the “Funds”)

Supplement dated August 25, 2021 to the Prospectuses and the Statement of Additional

Information (“SAI”), each dated May 1, 2021, as supplemented or revised from time to time

1.	Gerard Callahan is expected to retire from the Manager and cease to serve as Portfolio Manager for Baillie Gifford Developed EAFE All Cap Fund and Baillie Gifford EAFE Plus All Cap Fund effective on or about April 30, 2022. Therefore, effective immediately, the first row in the tables in the sections titled “Baillie Gifford Developed EAFE All Cap Fund Team” and “Baillie Gifford EAFE Plus All Cap Fund Team” under “Investment Teams” in the Prospectuses are restated as follows:

Education	Investment Experience
Gerard Callahan BA in Politics, Philosophy and Economics (1991) Oxford University

Mr. Callahan joined Baillie Gifford in 1991 and is head of the Manager’s U.K. Equity Team and Chairman of the International All Cap Portfolio Construction Group. He became a Partner of the firm in 2000 and Lead Manager of the Manager’s U.K. Alpha Strategy in the same year. Mr. Callahan has been involved as a Portfolio Manager in the Manager’s International strategies since 1998, initially in selecting U.K. stocks. He graduated BA in Politics, Philosophy and Economics from the University of Oxford in 1991.

Mr. Callahan has been a member of the team since 2007 and Chairman since 2010.

Mr. Callahan is expected to retire from the Manager and cease to serve as Portfolio Manager for the Fund effective on or about April 30, 2022.

2.	Angus Franklin is expected to retire from the Manager and cease to serve as Portfolio Manager for Baillie Gifford International Alpha Fund effective on or about April 30, 2022. Therefore, effective immediately, the second row in the table in the section titled “Baillie

Gifford International Alpha Fund Team” under “Investment Teams” in the Prospectuses are restated as follows:

Education	Investment Experience
Angus Franklin MA in Economics and Social History (1988) St. Andrews University Chartered Accountant (1992)

Mr. Franklin conducts research for International Alpha Portfolios and became a Partner in 2012, having also worked in the UK, Emerging Markets and European Equity Teams since joining Baillie Gifford in 1994. Mr. Franklin graduated MA in Social and Economic History from The University of St Andrews and qualified as a Chartered Accountant in 1992.

Mr. Franklin has been a member of the team since the Fund's inception in 2006.

Mr. Franklin is expected to retire from the Manager and cease to serve as Portfolio Manager for the Fund effective on or about April 30, 2022.

3.	Effective on or about September 11, 2021, Louise Lin will no longer be a Portfolio Manager for Baillie Gifford China A Shares Growth Fund. The Prospectus and the SAI are revised as of that date to remove all references to Louise Lin as a Portfolio Manager for Baillie Gifford China A Shares Growth Fund.

4.	Effective on or about September 6, 2021, Josie Bentley will no longer be a Portfolio Manager for Baillie Gifford Global Stewardship Equities Fund. The Prospectus and the SAI are revised as of that date to remove all references to Josie Bentley as a Portfolio Manager for Baillie Gifford Global Stewardship Equities Fund.

5.	Effective on or about September 6, 2021, Spencer Adair will become a Portfolio Manager for Baillie Gifford International Concentrated Growth Equities Fund. Therefore, effective as of that date, the Class K and Institutional Class Prospectus and the SAI are revised as follows.

The section titled “Management” under “Fund Summaries” in the Class K and Institutional Class Prospectus for Baillie Gifford International Concentrated Growth Equities Fund is restated in its entirety as follows:

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers

Name	Title	Year commenced Service with the Fund
Spencer Adair	Portfolio Manager	2021
James Anderson	Portfolio Manager	2017
Lawrence Burns	Portfolio Manager	2017

Paulina Sliwinska	Portfolio Manager	2017

The section titled “Baillie Gifford International Concentrated Growth Equities Fund Team” under “Investment Teams” in the Class K and Institutional Class Prospectus is revised to add the following table:

Education	Investment Experience
Spencer Adair BSc in Medicine (1997) University of St. Andrews CFA Charterholder

Mr. Adair joined Baillie Gifford in 2000 and is a portfolio manager in the Global Alpha Team. He became a Partner in 2013 and has also spent time working in the Fixed Income, Japanese, European and U.K. Equity Teams. Mr. Adair managed the Investment Grade Long Bond Fund whilst being a Fixed Income Portfolio Manager and the European portion of wider Global portfolios whilst in the European Team. He has also spent time with the Manager’s Emerging Markets Team. Mr. Adair has been involved in the Global Alpha portfolio since inception in 2005 and has focused exclusively on this portfolio management responsibility since early 2007. Mr. Adair graduated BSc in Medicine from the University of St Andrews in 1997, followed by two years of clinical training in Edinburgh.

Mr. Adair has been a member of the team since 2021.

The section titled “Other Accounts” in the SAI is revised to add the following table:

Account Type	Total Accounts	Total Assets in Accounts (US$M)	Where advisory fee is based on account performance
			Accounts	Assets in Accounts (US$M)
Baillie Gifford International Concentrated Growth Equities Fund
Spencer Adair*
Registered Investment Companies	2	5,852	1	4,442
Other Pooled Investment Vehicles	15	23,418	2	263
Other Accounts	62	51,160	6	14,929
* Information is provided as of June 30, 2021.

Ownership of Securities - As of June 30, 2021, Mr. Adair did not beneficially own any shares of the Baillie Gifford International Concentrated Growth Equities Fund.

6.	Effective on or about September 1, 2021, Chris Davies will become a Portfolio Manager for Baillie Gifford International Alpha Fund. Therefore, effective as of that date, the Prospectuses and the SAI are revised as follows.

The section titled “Management” under “Fund Summaries” in the Prospectuses for Baillie Gifford International Alpha Fund is restated in its entirety as follows:

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers

Name	Title	Year commenced Service with the Fund
Chris Davies	Portfolio Manager	2021
Jenny Davis	Portfolio Manager	2016
Donald Farquharson	Portfolio Manager	2014
Angus Franklin	Portfolio Manager	2006
Toby Ross	Portfolio Manager	2018
Andrew Stobart	Portfolio Manager	2008
Tom Walsh	Portfolio Manager	2018

The section titled “Baillie Gifford International Alpha Fund Team” under “Investment Teams” in the Prospectuses is revised to add the following table:

Education	Investment Experience
Chris Davies BA (Hons) Music (2009) Oxford University MMus Music Performance (2010) Royal Welsh School of Music and Drama MSc Music, Mind and Brain (2011) Goldsmiths College

Mr. Davies joined Baillie Gifford in 2012, starting investment life on the European Equities Team before moving to Fixed Income and then the strategy International Alpha. He now works in the Global Alpha Team as an Investment Manager assisting the three decision makers. Mr. Davies grew up in Merthyr Tydfil in South Wales, and became besotted with music at an early age. His interest led him to take up the horn, which fuelled a lifelong passion for the performing arts and took him to Oxford’s Oriel College where he gained a first-class degree in music in 2009.

Mr. Davies has been a member of the team since 2021.

The section titled “Other Accounts” in the SAI is revised to add the following table:

Account Type	Total Accounts	Total Assets in Accounts (US$M)	Where advisory fee is based on account performance
			Accounts	Assets in Accounts (US$M)
Baillie Gifford International Alpha Fund
Chris Davies*
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	3	4,703	0	0
Other Accounts	1	214	0	0
*Information is provided as of June 30, 2021. Ownership of Securities - As of June 30, 2021, Mr. Davies did not beneficially own any shares of the Baillie Gifford International Alpha Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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